Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital World Growth and Income Fund
Entity Central Index Key	0000894005
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Capital World Growth and Income Fund® - Class A
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class A
Trading Symbol	CWGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 22.29% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class A (with sales charge) *	15.26%	8.43%	7.43%
Capital World Growth and Income Fund — Class A (without sales charge) *	22.29%	9.72%	8.07%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio ho ld ings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class C
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class C
Trading Symbol	CWGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 164	1.48%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 21.39% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average an
nu
al total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class C (with sales charge) *	20.39%	8.91%	7.40%
Capital World Growth and Income Fund — Class C (without sales charge) *	21.39%	8.91%	7.40%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund stat ist ics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (perc ent of net assets)
Capital World Growth and Income Fund® - Class T
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class T
Trading Symbol	TCWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 55	0.49%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 22.58% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual t
ot
al returns
	1 year	5 years	Since inception 1
Capital World Growth and Income Fund — Class T (with sales charge) 2	19.52%	9.44%	9.45%
Capital World Growth and Income Fund — Class T (without sales charge) 2	22.58%	9.99%	9.81%
MSCI ACWI (All Country World Index) 3	26.12%	11.36%	10.90%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund sta tistic s
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio ho ldin gs by sector (percent of net assets)
Capital World Growth and Income Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class F-1
Trading Symbol	CWGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 22.21% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class F-1 *	22.21%	9.66%	8.01%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class F-2
Trading Symbol	WGIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 58	0.52%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 22.55% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class F-2 *	22.55%	9.98%	8.32%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class F-3
Trading Symbol	FWGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 46	0.41%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 22.69% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital World Growth and Income Fund — Class F-3 2	22.69%	10.09%	10.10%
MSCI ACWI (All Country World Index) 3	26.12%	11.36%	11.05%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-A
Trading Symbol	CWIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	apitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 86	0.77%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 22.24% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 529-A (with sales charge) *	17.96%	8.90%	7.63%
Capital World Growth and Income Fund — Class 529-A (without sales charge) *	22.24%	9.68%	8.01%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-C
Trading Symbol	CWICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 169	1.53%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 21.33% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 529-C (with sales charge) *	20.33%	8.86%	7.60%
Capital World Growth and Income Fund — Class 529-C (without sales charge) *	21.33%	8.86%	7.60%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-E
Trading Symbol	CWIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 112	1.01%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 21.94% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 529-E *	21.94%	9.44%	7.76%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Capital World Growth and Income Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-T
Trading Symbol	TCWWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 22.54% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital World Growth and Income Fund — Class 529-T (with sales charge) 2	19.49%	9.38%	9.40%
Capital World Growth and Income Fund — Class 529-T (without sales charge) 2	22.54%	9.94%	9.76%
MSCI ACWI (All Country World Index) 3	26.12%	11.36%	10.90%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Capital World Growth and Income Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-F-1
Trading Symbol	CWIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 68	0.61%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 22.43% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class 529-F-1 *	22.43%	9.88%	8.22%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-F-2
Trading Symbol	FCWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 58	0.52%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 22.57% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation
and
a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	Since inception 1
Capital World Growth and Income Fund — Class 529-F-2 2	22.57%	11.76%
MSCI ACWI (All Country World Index) 3	26.12%	13.42%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Capital World Growth and Income Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class 529-F-3
Trading Symbol	FWCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 51	0.46%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 22.61% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Capital World Growth and Income Fund — Class 529-F-3 2	22.61%	11.82%
MSCI ACWI (All Country World Index) 3	26.12%	13.42%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class R-1
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-1
Trading Symbol	RWIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 166	1.50%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 21.37% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-1 *	21.37%	8.90%	7.24%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets)
Capital World Growth and Income Fund® - Class R-2
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-2
Trading Symbol	RWIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 166	1.50%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 21.37% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-2 *	21.37%	8.89%	7.25%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Capital World Growth and Income Fund® - Class R-2E
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-2E
Trading Symbol	RWBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 134	1.21%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 21.71% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-2E *	21.71%	9.21%	7.57%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class R-3
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-3
Trading Symbol	RWICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 118	1.06%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 21.89% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-3 *	21.89%	9.38%	7.73%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
Capital World Growth and Income Fund® - Class R-4
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-4
Trading Symbol	RWIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 84	0.76%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 22.26% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-4 *	22.26%	9.71%	8.05%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class R-5E
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-5E
Trading Symbol	RWIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 62	0.56%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 22.50% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital World Growth and Income Fund — Class R-5E 2	22.50%	9.93%	9.46%
MSCI ACWI (All Country World Index) 3	26.12%	11.36%	10.55%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class R-5
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-5
Trading Symbol	RWIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 51	0.46%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 22.63% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-5 *	22.63%	10.04%	8.37%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	Capital World Growth and Income Fund®
Class Name	Class R-6
Trading Symbol	RWIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 46	0.41%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 22.69% for the year ended November 30, 2024. That result compares with a 26.12% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. led global markets, driven by strong consumer spending, a healthy labor market, easing inflation and a surge in exports. Overseas, Europe and Japan experienced moderate growth, while the U.K. economy contracted in September after early 2024 gains. Among emerging economies, while political uncertainty in Brazil affected investor confidence, Taiwan experienced steady growth and mainland China benefited from supportive government policies that accelerated growth in the latter part of the year.
Overall, each of the fund’s sectors added positive returns to the portfolio, with information technology, communication services and industrials producing the largest gains. Likewise, consumer discretionary, financials and utilities saw returns above those of the overall portfolio. Geographically, shares of companies based in the United States and Canada were especially additive. Companies paying consistent dividends over the period also added to portfolio returns. However, in general, companies with low or no dividend yield tended to have greater capital appreciation in 2024 than those stocks with higher dividend yields.
Holdings in energy, real estate and materials, while still positive, were below the portfolio’s overall return. Similarly, the fund’s holdings in companies based in the Pacific, U.K. and European regions were additive, but were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital World Growth and Income Fund — Class R-6 *	22.69%	10.09%	8.43%
MSCI ACWI (All Country World Index) †	26.12%	11.36%	9.28%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 128,046,000,000
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 128,046
Total number of portfolio holdings	396
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)